General and Administrative Expenses	12 Months Ended
Oct. 31, 2021
General and Administrative Expenses

26.	General and Administrative Expenses

General and administrative expenses for the years ended October 31, 2021 and 2020 are as follows:

	Years ended October 31,
	2021	2020	2019
	$	$	$
Office, banking, travel, and overheads	1,158,975	269,496	835,619
Professional services	767,050	794,154	1,887,034
Salaries and benefits	2,057,225	1,132,771	1,938,022
Total	3,983,250	2,196,421	4,660,675